Award Timing Disclosure	12 Months Ended
Jun. 28, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards
Since 2013, the only equity awards we have granted are time-based restricted share units (RSUs) and performance-based restricted share units (PSUs). Our Compensation Committee approves equity award grants in accordance with a predetermined schedule, which coincides with regularly scheduled Compensation Committee meetings that are scheduled more than one year in advance. We do not grant equity awards in anticipation of the release of material nonpublic information. Similarly, we do not time the release of material nonpublic information based on equity award grant dates.

Award Timing Method
Since 2013, the only equity awards we have granted are time-based restricted share units (RSUs) and performance-based restricted share units (PSUs). Our Compensation Committee approves equity award grants in accordance with a predetermined schedule, which coincides with regularly scheduled Compensation Committee meetings that are scheduled more than one year in advance. We do not grant equity awards in anticipation of the release of material nonpublic information. Similarly, we do not time the release of material nonpublic information based on equity award grant dates.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not grant equity awards in anticipation of the release of material nonpublic information. Similarly, we do not time the release of material nonpublic information based on equity award grant dates.
MNPI Disclosure Timed for Compensation Value	false